Consolidated Balance Sheet (Parenthetical) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	3,500,000,000	3,500,000,000
Common stock, issued (shares)	1,290,222,821	1,268,036,220
Treasury stock, common shares (shares)	171,995,262	125,786,430
Preferred stock, par value (usd per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (shares)	100,000,000	100,000,000
Preferred stock, issued (shares)	15,826	15,826
Loans	$ 53,000,000	$ 16,000,000
Operations
Held-to-maturity, fair value	21,127,000,000	19,443,000,000
Other assets	1,916,000,000	1,728,000,000
Other liabilities, allowance for lending related commitments	89,000,000	134,000,000
Other liabilities	451,000,000	503,000,000
Long-term debt, at fair value	347,000,000	321,000,000
Level 2
Loans Held-for-sale, Fair Value Disclosure	$ 21,000,000	$ 0